Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents

	As of December 31,
	2014	2015
	RMB'000	RMB'000

RMB	613,969	149,226
US$	315,860	415,757
WON	—	28,788
HKD	—	541
Total	929,829	594,312